NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED DECEMBER 6, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

The third sentence of the section “How You Can Buy and Sell Shares—Special Services—Reinstatement Privilege” is deleted and replaced with the following sentence:

If you paid a CDSC, any shares purchased pursuant to the reinstatement privilege will not be subject to a CDSC.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCFRP-1213P

NUVEEN SYMPHONY HIGH YIELD BOND FUND

SUPPLEMENT DATED DECEMBER 6, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

The third sentence of the section “How You Can Buy and Sell Shares—Special Services—Reinstatement Privilege” is deleted and replaced with the following sentence:

If you paid a CDSC, any shares purchased pursuant to the reinstatement privilege will not be subject to a CDSC.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SHYBP-1213P

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED DECEMBER 6, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2013

1.	The second paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares” will be deleted in its entirety and replaced with the following paragraph:

You or your financial advisor must notify the Distributor or your Fund’s transfer agent whenever you make a purchase of Class A shares of any Fund that you wish to be covered under these special sales charge waivers.

2.	The third paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Contingent Deferred Sales Charge” will be deleted in its entirety and replaced with the following paragraph:

The CDSC may be waived or reduced under the following circumstances: (i) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (ii) in the event of the death of the shareholder (including a registered joint owner); (iii) for redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (iv) redemptions in connection with a payment of account or plan fees; (v) redemptions in connection with the exercise of a Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the Board of Trustees has determined may have material adverse consequences to the shareholders of a Fund; (vi) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A shares is reduced pursuant to Rule 22d-1 under the Act; (vii) redemptions of shares purchased under circumstances or by a category of investors for which Class A shares could be purchased at net asset value without a sales charge; (viii) redemptions of Class A, Class B or Class C shares if the proceeds are transferred to an account managed by the Adviser and the Adviser refunds the advanced service and distribution fees to the Distributor; (ix) redemptions of Class C shares in cases where the Distributor did not advance the first year’s service and distribution fees when such shares were purchased; and (x) redemptions of Class A shares where the Distributor did not pay a sales commission when such shares were purchased. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 under the 1940 Act.

3.	The third sentence of the section “Purchase and Redemption of Fund Shares—Shareholder Programs—Reinstatement Privilege” will be deleted in its entirety and replaced with the following sentence:

If you reinstate shares that were subject to a CDSC, any shares purchased pursuant to the reinstatement privilege will not be subject to a CDSC.

4.	The third sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares—Distribution Arrangements” will be deleted in its entirety and replaced with the following sentence:

The Distributor also receives any CDSCs imposed on redemptions of shares.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SCFRSAI-1213P

NUVEEN SYMPHONY HIGH YIELD BOND FUND

SUPPLEMENT DATED DECEMBER 6, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2013

1.	The second paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares” will be deleted in its entirety and replaced with the following paragraph:

You or your financial advisor must notify the Distributor or the Fund’s transfer agent whenever you make a purchase of Class A shares of the Fund that you wish to be covered under these special sales charge waivers.

2.	The third paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Contingent Deferred Sales Charge” will be deleted in its entirety and replaced with the following paragraph:

The CDSC may be waived or reduced under the following circumstances: (i) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (ii) in the event of the death of the shareholder (including a registered joint owner); (iii) for redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (iv) redemptions in connection with a payment of account or plan fees; (v) redemptions in connection with the exercise of the Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the Board of Trustees has determined may have material adverse consequences to the shareholders of the Fund; (vi) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A shares is reduced pursuant to Rule 22d-1 under the Act; (vii) redemptions of shares purchased under circumstances or by a category of investors for which Class A shares could be purchased at net asset value without a sales charge; (viii) redemptions of Class A or Class C shares if the proceeds are transferred to an account managed by the Adviser and the Adviser refunds the advanced service and distribution fees to the Distributor; (ix) redemptions of Class C shares in cases where the Distributor did not advance the first year’s service and distribution fees when such shares were purchased; and (x) redemptions of Class A shares where the Distributor did not pay a sales commission when such shares were purchased. If the Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Fund will comply with the requirements of Rule 22d-1 under the 1940 Act.

3.	The third sentence of the section “Purchase and Redemption of Fund Shares—Shareholder Programs—Reinstatement Privilege” will be deleted in its entirety and replaced with the following sentence:

If you reinstate shares that were subject to a CDSC, any shares purchased pursuant to the reinstatement privilege will not be subject to a CDSC.

4.	The third sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares—Distribution Arrangements” will be deleted in its entirety and replaced with the following sentence:

The Distributor also receives any CDSCs imposed on redemptions of shares.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SHYBSAI-1213P